LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
LOANS, FINANCING AND DEBENTURES
18 LOANS, FINANCING AND DEBENTURES
18.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
In foreign currency
Bonds	USD	Fixed	5.0%	815,478	3,229,641	42,405,964	49,166,804	43,221,442	52,396,445
Panda Bonds	CNY	Fixed	2.7%	6,785	4,224	2,039,941	1,016,331	2,046,726	1,020,555
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.1%	923,820	6,236,806	16,901,305	16,283,736	17,825,125	22,520,542
Assets financing	USD	SOFR	2.9%	107,159	137,300	178,526	298,252	285,685	435,552
ECA - Export Credit Agency	USD	SOFR	5.7%	17,426	7,297	1,778,184	769,702	1,795,610	776,999
IFC - International Finance Corporation (1)	USD	SOFR	5.2%	(5,485)	(12,051)	5,182,737	5,858,208	5,177,252	5,846,157
Others				5,516	4,210		4,455	5,516	8,665
				1,870,699	9,607,427	68,486,657	73,397,488	70,357,356	83,004,915
In local currency
BNDES	BRL	UMBNDES	6.6%	5,794	157	468,025	157,555	473,819	157,712
BNDES	BRL	TJLP	8.6%	89,150	100,556	11,802	101,587	100,952	202,143
BNDES	BRL	TLP	13.5%	178,549	94,903	5,562,188	4,607,102	5,740,737	4,702,005
BNDES	BRL	SELIC	16.1%	282,017	243,223	514,605	704,825	796,622	948,048
BNDES	BRL	TR	4.0%	9,933	84	153,762	70,015	163,695	70,099
Assets financing	BRL	CDI	15.5%	18,799	18,427	38,214	56,956	57,013	75,383
NCE (“Export credit notes”)	BRL	CDI	16.2%	4,157	3,027	100,000	100,000	104,157	103,027
NCR (“Rural producer certificates”)	BRL	CDI	13.7%	369,572	312,652	5,000,000	2,000,000	5,369,572	2,312,652
ECO INVEST - Crédito Agroindustria	BRL	CDI	13.4%	7,094		327,263		334,357
Rural Product Note ("CPR")	BRL	CDI/IPCA	14.2%	41,894		1,954,437		1,996,331
Debentures	BRL	CDI/IPCA	14.1%	127,247	120,931	9,179,399	9,738,616	9,306,646	9,859,547
				1,134,206	893,960	23,309,695	17,536,656	24,443,901	18,430,616
				3,004,905	10,501,387	91,796,352	90,934,144	94,801,257	101,435,531

Interest on financing				1,525,436	1,541,312			1,525,436	1,541,312
Non-current funding				1,479,469	8,960,075	91,796,352	90,934,144	93,275,821	99,894,219
				3,004,905	10,501,387	91,796,352	90,934,144	94,801,257	101,435,531
(1) The balances shown as negative include fundraising costs
18.2 Breakdown by maturity - non-current

	2027	2028	2029	2030	2031	2032 onwards	Total
In foreign currency
Bonds		2,738,532	9,483,763	5,432,629	6,880,029	17,871,011	42,405,964
Panda Bonds	942,700	1,018,648		78,593			2,039,941
Export credits (“export prepayments”)	3,298,964	3,433,498	3,905,821	5,382,592	880,430		16,901,305
Assets financing	106,899	65,487	6,140				178,526
ECA - Export Credit Agency					684,513	1,093,671	1,778,184
IFC - International Finance Corporation	278,177	1,415,340	2,304,815	1,184,405			5,182,737
	4,626,740	8,671,505	15,700,539	12,078,219	8,444,972	18,964,682	68,486,657
In local currency
BNDES – TJLP	3,727	3,727	3,727	621			11,802
BNDES – TLP	159,985	157,152	142,987	377,906	477,203	4,246,955	5,562,188
BNDES – Fixed	10,100	10,100	10,100	10,100	10,100	417,525	468,025
BNDES – SELIC	39,390	39,390	39,390	39,390	39,390	317,655	514,605
BNDES – TR	11,068	11,068	11,068	11,068	11,068	98,422	153,762
Ecoinvest			73,617	73,617	73,617	106,412	327,263
Assets financing	19,113	19,033	68				38,214
NCE (“Export credit notes”)	25,000	25,000	25,000	25,000			100,000
NCR (“Rural producer certificates”)				2,000,000	3,000,000		5,000,000
Rural Product Note ("CPR")						1,954,437	1,954,437
Debentures				553,536	500,000	8,125,863	9,179,399
	268,383	265,470	305,957	3,091,238	4,111,378	15,267,269	23,309,695
	4,895,123	8,936,975	16,006,496	15,169,457	12,556,350	34,231,951	91,796,352
(1) The balances shown as negative correspond to fundraising costs, which are amortized on a straight-line basis.

18.3 Roll-forward of loans, financing and debentures

	12/31/2025	12/31/2024
Opening balance	101,435,531	77,172,692
Fundraising, net of issuance costs	23,871,760	15,692,905
Interest accrued	5,953,778	5,413,707
Monetary and exchange rate variation, net	(8,384,101)	17,728,324
Settlement of principal	(22,353,325)	(9,410,807)
Settlement of interest	(5,817,907)	(5,241,389)
Amortization of fundraising costs	101,803	80,099
Others (fair value adjustments to business combinations)	(6,282)
Closing balance	94,801,257	101,435,531
18.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	12/31/2025	12/31/2024
Bonds	411,818	269,220	142,598	168,450
Panda Bonds	6,183	566	5,617
Rural Product Note ("CPR")	65,177	1,358	63,819
Export credits (“export prepayments”)	180,466	108,854	71,612	63,080
Debentures	156,800	46,391	110,409	125,663
BNDES	97,685	56,662	41,023	25,777
ECA - Export Credit Agency	13,615	1,543	12,072
IFC - International Finance Corporation	81,956	24,770	57,186	78,719
Others	4,797	156	4,641	6,799
	1,018,497	509,520	508,977	468,488
18.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.6 Relevant transactions entered into during the year
18.6.1 Export Prepayment
On March 10, 2025, the Company raised, with several banks (a syndicated operation), an export prepayment ("PPE"), in the amount of US$1,200,000 (equivalent to R$6,951,600), at a floating rate based on the 3-month SOFR Term + 1.45% p.a, maturing in March 2031.
On April 24, 2025, the Company entered into a PPE with JP Morgan in the amount of US$250,000 (equivalent to R$1,418,488), at floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
On April 24, 2025, the Company also entered into a PPE with JP Morgan as a debt maturity renewal strategy, with an amount of US$151,000 (equivalent to R$856,552), with a floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
On July 3, 2025, the Company raised, with MUFG Bank, an export prepayment (“PPE”) in the amount of US$100,000 (equivalent to R$542,080), at a floating rate of 3-month Term SOFR + 1.5% p.a., maturing in July 2031.
18.6.2 Rural Credit Note ("NCR")
On May 23, 2025, the Company entered into a Rural Credit Note (“NCR”) agreement with Itaú Unibanco in the amount of R$3,000,000, indexed at a fixed rate of 13.54% p.a., maturity on January 31, 2031.
18.6.3 Eco Invest (“Ecoinvest”)
On June 27, 2025, the Company, through its joint operation Veracel, entered into an agro-industrial credit agreement under the Eco Invest Brasil program with Banco do Brasil, in the amount of R$331,278, bearing interest at 101% of the CDI rate, maturity on April 5, 2030.
18.6.4 Export Development Canada (“EDC”)
On July 21, 2025, the Company raised a loan with EDC in the amount of US$200,000 (equivalent to R$1,112,500), at a floating rate of Daily SOFR + 1.75% p.a., maturing in July 2032.
18.6.5 Rural Product Note ("CPR")
On September 15, 2025, the Company issued a Rural Product Note (“CPR”) totaling R$2,000,000. The CPR is composed of three parts: (i) an amount of R$293,255 at a cost of 96.50% of the CDI rate, with a total term of eight years and full amortization in September 2033; (ii) an amount of R$956,745 at a cost of IPCA + 7.0753% p.a., with a total term of ten years and full amortization in September 2035; and (iii) an amount of R$750,000 at a cost of IPCA + 7.0968% p.a., with a total term of twelve years and full amortization in September 2037.
18.6.6 Bonds 2036
On September 10, 2025, the Company, through its wholly owned subsidiary Suzano Netherlands B.V., issued a bond in the amount of US$1,000,000 (equivalent to R$5,412,300), at a fixed rate of 5.5% p.a., maturing in January 2036.
18.6.7 Panda Bonds
On October 21, 2025, the Company, through its wholly owned subsidiary Suzano International Finance B.V., issued two tranches of Panda Bonds in China. The first tranche amounted to CNY1,300,000 (equivalent to US$182,734 and R$983,986), bearing a fixed interest rate of 2.55% p.a. and maturing in October 2028. The second tranche amounted to CNY100,000 (equivalent to US$14,056 and R$75,691), bearing an interest rate of 2.90% and maturing in October 2030.

18.7 Significant transactions settled during the year
On January 14, 2025, the Company settled, as due, a bond with a 4.00% p.a cost, a market-based operation, in the amount of US$346,445 (equivalent to R$2,101,917, including principal and interest).
On March 10, 2025, the Company made an early partial settlement of an export prepayment with various banks (syndicated operation), totaling US$1,486,064 (equivalent to R$8,608,769, including principal and interest). The residual amount of the operation maintained its original maturity in March 2027 with a floating rate of SOFR + 1.4% p.a.
On March 24, 2025, the Company settled a Rural Producer Note (CPR) with Banco Safra, in the amount of R$221,942 (including principal and interest). The maturity of the CPR was in March 2025, with an interest rate of 100.00% of the CDI p.a.
On April 24, 2025, the Company early settled a PPE with JP Morgan, at a cost of 3-month Term SOFR + 1.93% p.a., in the total amount of US$153,869 (equivalent to R$873,023 including principal and interest).
On May 17, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$106,585 (equivalent to R$605,819 including principal and interest).
On May 21, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$37,123 (equivalent to R$210,942 including principal and interest).
On June 9, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$15,988 (equivalent to R$89,170 including principal and interest).
On September 11, 2025, through a Tender Offer, the Company early settled part of the outstanding balance of one of its bonds in the total amount of US$401,545 (equivalent to R$2,162,639 — principal and interest) as part of its debt rollover strategy. The bond’s remaining balance was settled on September 19, 2025, through a make-whole operation, in the amount of US$304,737 (equivalent to R$1,623,519 — principal and interest). The bond’s original maturity was in January 2027, with a fixed rate of 5.5% p.a.
On September 11, 2025, through a Tender Offer, the Company early settled part of the outstanding balance of another of its bonds in the total amount of US$233,807 (equivalent to R$1,259,239 — principal and interest) as part of its debt rollover strategy. The bond’s original maturity was in January 2026, with a fixed rate of 5.75% p.a.
On September 26, 2025, the Company carried out a full extraordinary amortization of the outstanding nominal value of the debentures from the 8th issuance, through the payment of a total amount of R$811,766 (principal and interest).
On October 14, 2025, the Company prepaid a PPE with a cost of 3-month Term SOFR + 1.41% p.a., contracted with Bank of China, in the total amount of US$47,350 (equivalent to R$260,342, including principal and interest).
On October 15, 2025, the Company prepaid, through a make-whole transaction, the remaining amount of the bond originally maturing in January 2026 and bearing an interest rate of 5.75% per annum. The transaction amounted to US$289,069 (equivalent to R$1,574,386, including principal and interest).
On November 13, 2025, the Company fully prepaid a PPE contracted with several banks (a syndicated transaction), in the total amount of US$51,850 (equivalent to R$273,873, including principal and interest). The original maturity was March 2027, with a floating interest rate of SOFR + 1.41% p.a.
On December 8, 2025, the Company fully settled the remaining balance of the PPE that had been partially prepaid on March 10, 2025, in the amount of US$81,124 (equivalent to R$440,091, including principal and interest). The facility bore a floating interest rate of SOFR + 1.41% p.a.